INVESTMENTS IN AFFILIATED AND OTHER COMPANY	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFILIATED AND OTHER COMPANY [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANY

NOTE 4  -           INVESTMENTS IN AFFILIATED AND OTHER COMPANY

A.        Investment in affiliated companies

1.        Ecomtrade Ltd. (“Ecomtrade”)

The Company held 50% of the shares of Ecomtrade.

In December 2013, the Company sold its entire investment in Ecomtrade which amounted to a net amount of US$ 166,000 (including a loan in an amount fo US$ 273,000) for no proceeds.

2.        BRINGG Delivery Technologies Ltd. ("BRINGG") Formerly Overvyoo Ltd

In December 2013, the Company purchased 27.5% of BRINGG's shares for an amount of US$ 1.4 million.  BRINGG is an Israeli start-up Company developing solutions of the management of mobile/field workforce. See also Note 20.

B.        Investment in other company

  Locationet Systems Ltd. (“Locationet”)

 The Company holds 10.64% of the shares of Locationet.

 The balance of the Company's investment in Locationet as of December 31, 2014 and 2013 was US$ 79,000 and US$ 88,000 respectively.